Leases (Tables)	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of movement in right-of-use assets	(a) Movement in right-of-use assets
The company principally leases warehouses, office buildings, plant and machinery, cars and distribution vehicles in the ordinary course of business.

	Land and buildings $ million	Plant and equipment $ million	Total $ million
At 30 June 2022 (re-presented)	426	257	683
Exchange differences	13	(18)	(5)
Additions	53	45	98
Reclassification from assets held for sale	2	1	3
Derecognition due to disposal of business	(1)	(1)	(2)
Depreciation	(67)	(47)	(114)
At 30 June 2023 (re-presented)	426	237	663
Exchange differences	(6)	(3)	(9)
Additions	106	60	166
Disposal	(11)	(2)	(13)
Depreciation	(71)	(50)	(121)
At 30 June 2024	444	242	686

Lease liabilities	(b) Lease liabilities

	2024 $ million	2023 re-presented $ million
Current lease liabilities	(95)	(94)
Non-current lease liabilities	(509)	(470)
	(604)	(564)